UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2033 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 17%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	407,508	$19,169
The Growth Fund of America, Class R-6	661,448	29,084
		48,253
Growth-and-income funds 59%
Capital World Growth and Income Fund, Class R-6	1,068,597	48,279
Fundamental Investors, Class R-6	861,667	48,279
International Growth and Income Fund, Class R-6	1,151,488	33,647
The Investment Company of America, Class R-6	1,179,188	43,889
		174,094
Equity-income and Balanced funds 7%
American Funds Global Balanced Fund, Class R-6	683,473	20,477
Fixed income funds 17%
Capital World Bond Fund, Class R-6	764,824	14,708
U.S. Government Securities Fund, Class R-6	2,567,701	35,126
		49,834
Total investment securities 100% (cost: $285,961,000)		292,658
Other assets less liabilities 0%		(29)
Net assets 100%		$292,629
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,721
Gross unrealized depreciation on investment securities	(1,024)
Net unrealized appreciation on investment securities	6,697
Cost of investment securities	285,961
American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 11%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	338,699	$15,932
The Growth Fund of America, Class R-6	2,081,409	91,520
		107,452
Growth-and-income funds 47%
Capital World Growth and Income Fund, Class R-6	2,291,981	103,552
Fundamental Investors, Class R-6	930,646	52,144
International Growth and Income Fund, Class R-6	3,087,507	90,217
The Investment Company of America, Class R-6	3,638,742	135,434
Washington Mutual Investors Fund, Class R-6	1,469,584	61,032
		442,379
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,091,412	92,619
Fixed income funds 32%
Capital World Bond Fund, Class R-6	2,428,387	46,698
The Bond Fund of America, Class R-6	8,535,966	108,919
U.S. Government Securities Fund, Class R-6	10,281,398	140,649
		296,266
Total investment securities 100% (cost: $931,588,000)		938,716
Other assets less liabilities 0%		(326)
Net assets 100%		$938,390
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,929
Gross unrealized depreciation on investment securities	(12,801)
Net unrealized appreciation on investment securities	7,128
Cost of investment securities	931,588
American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
The Growth Fund of America, Class R-6	677,264	$29,779
Growth-and-income funds 41%
American Mutual Fund, Class R-6	2,094,257	78,262
Capital World Growth and Income Fund, Class R-6	638,280	28,838
International Growth and Income Fund, Class R-6	2,551,417	74,552
The Investment Company of America, Class R-6	1,199,614	44,650
Washington Mutual Investors Fund, Class R-6	2,440,171	101,340
		327,642
Equity-income and Balanced funds 13%
American Funds Global Balanced Fund, Class R-6	3,603,804	107,970
Fixed income funds 42%
American Funds Mortgage Fund, Class R-6	5,864,896	59,118
Capital World Bond Fund, Class R-6	689,451	13,258
The Bond Fund of America, Class R-6	14,168,165	180,786
U.S. Government Securities Fund, Class R-6	6,510,471	89,064
		342,226
Total investment securities 100% (cost: $804,718,000)		807,617
Other assets less liabilities 0%		(319)
Net assets 100%		$807,298
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,732
Gross unrealized depreciation on investment securities	(8,833)
Net unrealized appreciation on investment securities	2,899
Cost of investment securities	804,718
American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 26%	Shares	Value (000)
American Mutual Fund, Class R-6	4,748,163	$177,439
International Growth and Income Fund, Class R-6	1,236,911	36,142
Washington Mutual Investors Fund, Class R-6	1,408,787	58,507
		272,088
Equity-income and Balanced funds 18%
American Funds Global Balanced Fund, Class R-6	1,813,912	54,345
The Income Fund of America, Class R-6	6,056,676	133,005
		187,350
Fixed income funds 56%
American Funds Mortgage Fund, Class R-6[1]	17,586,138	177,269
Intermediate Bond Fund of America, Class R-6	8,495,156	113,580
The Bond Fund of America, Class R-6	19,813,646	252,821
U.S. Government Securities Fund, Class R-6	2,613,099	35,747
		579,417
Total investment securities 100% (cost: $1,037,557,000)		1,038,855
Other assets less liabilities 0%		(462)
Net assets 100%		$1,038,393
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Mortgage Fund, Class R-6	15,241,229	2,344,909	—	17,586,138	$686	$177,269
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,525
Gross unrealized depreciation on investment securities	(11,227)
Net unrealized appreciation on investment securities	1,298
Cost of investment securities	1,037,557
American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 8%	Shares	Value (000)
American Mutual Fund, Class R-6	2,372,597	$88,664
Equity-income and Balanced funds 13%
The Income Fund of America, Class R-6	7,109,436	156,123
Fixed income funds 79%
American Funds Mortgage Fund, Class R-6	30,660,935	309,063
Intermediate Bond Fund of America, Class R-6	28,980,191	387,465
The Bond Fund of America, Class R-6	18,950,013	241,802
		938,330
Total investment securities 100% (cost: $1,186,046,000)		1,183,117
Other assets less liabilities 0%		(574)
Net assets 100%		$1,182,543
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Mortgage Fund, Class R-6	28,089,323	2,571,612	—	30,660,935	$1,248	$309,063
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,629
Gross unrealized depreciation on investment securities	(9,558)
Net unrealized depreciation on investment securities	(2,929)
Cost of investment securities	1,186,046
American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Equity-income and Balanced funds 4%	Shares	Value (000)
The Income Fund of America, Class R-6	1,651,222	$36,261
Fixed income funds 96%
American Funds Mortgage Fund, Class R-6[1]	28,774,515	290,047
Intermediate Bond Fund of America, Class R-6	26,620,665	355,918
Short-Term Bond Fund of America, Class R-6	24,569,130	244,217
The Bond Fund of America, Class R-6	6,058,917	77,312
		967,494
Total investment securities 100% (cost: $1,010,685,000)		1,003,755
Other assets less liabilities 0%		(575)
Net assets 100%		$1,003,180
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Mortgage Fund, Class R-6	28,332,155	442,360	—	28,774,515	$1,207	$290,047
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,912
Gross unrealized depreciation on investment securities	(9,841)
Net unrealized depreciation on investment securities	(6,929)
Cost of investment securities	1,010,684
American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	11,676,638	$117,700
Intermediate Bond Fund of America, Class R-6	10,264,213	137,233
Short-Term Bond Fund of America, Class R-6	13,804,356	137,215
		392,148
Total investment securities 100% (cost: $397,999,000)		392,148
Other assets less liabilities 0%		(268)
Net assets 100%		$391,880
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(5,893)
Net unrealized depreciation on investment securities	(5,893)
Cost of investment securities	398,041
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2017, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0317O-S54184	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017